Note 16 - Financial Assets and Liabilities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Deposit in restricted escrow account		$ 52,878
Unrealized gain exchange differences, fair value measurement, associates equity	$ 24,000	37,900	$ 0
Preferred shares, annual return rights, percent	8.00%
Total equity	$ 1,048,895	912,206	775,460	$ 583,503
Issued capital	24	24
Purchase of interests in associates	4,882		7,901
Financial liabilities, at fair value		0
OPay Digital Services Limited [member]
Statement Line Items [Line Items]
Total equity	555,000	500,000
OPay Digital Services Limited [member] | Preferred shares [member]
Statement Line Items [Line Items]
Issued capital	49,000	46,000
Purchase of interests in associates		12,100
StarMaker Inc. [member]
Statement Line Items [Line Items]
Total equity	350,000	155,000
StarMaker Inc. [member] | Preferred shares [member]
Statement Line Items [Line Items]
Issued capital	$ 55,000	$ 34,000
Purchase of interests in associates			$ 30,000
OPay Digital Services Limited [member] | Bottom of range [member]
Statement Line Items [Line Items]
Preferred shares, DLOM	10.00%	5.00%
OPay Digital Services Limited [member] | Top of range [member]
Statement Line Items [Line Items]
Preferred shares, DLOM	20.00%	15.00%
StarMaker Inc. [member] | Bottom of range [member]
Statement Line Items [Line Items]
Preferred shares, DLOM	30.00%	25.00%
StarMaker Inc. [member] | Top of range [member]
Statement Line Items [Line Items]
Preferred shares, DLOM	40.00%	35.00%